Average Annual Total Returns{- Fidelity Sustainability Bond Index Fund} - 08.31 Fidelity Sustainability Bond Index Fund PRO-06 - Fidelity Sustainability Bond Index Fund	Fidelity Sustainability Bond Index Fund Return Before Taxes Past 1 year	Fidelity Sustainability Bond Index Fund Return Before Taxes Since Inception		Fidelity Sustainability Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Sustainability Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Sustainability Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Sustainability Bond Index Fund After Taxes on Distributions and Sales Since Inception		IXYQV Past 1 year	IXYQV Since Inception
Total	(1.98%)	4.35%	[1]	(2.53%)	3.36%	[1]	(1.16%)	2.94%	[1]	(1.60%)	4.55%	[1]

[1]	(a)From June 19, 2018